Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions

21 Related party transactions

Other than compensation to directors and stock options available to the directors and disposal of long-term investment to associate Blue Sky for a total consideration of approximately US$148,000 with nil gain or loss on disposal during the year ended December 31, 2020, there were no transactions with other related parties in the years 2021, 2020 and 2019.

ZHEJIANG TIANLAN
Related party transactions

20 Related party transaction

There were purchase of a subsidiary from shareholders of the Company with total consideration of approximately RMB Nil (2020: RMB4,590,000), engineering service income from an investment of approximately RMB273,000 (2020: RMB2,518,000) and remuneration to key management personnel of approximately RMB1,209,000 (2020: RMB 1,400,000).